UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	August 31, 2016

WESTERN ASSET

TAX FREE RESERVES

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes*, preservation of capital and liquidity.

*	A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Tax Free Reserves for the twelve-month reporting period ended August 31, 2016. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2016

II	Western Asset Tax Free Reserves

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the twelve months ended August 31, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2015 U.S. gross domestic product (“GDP”)i growth was 2.0%. The U.S. Department of Commerce reported that revised fourth quarter 2015 and first quarter 2016 GDP growth moderated to 0.9% and 0.8%, respectively. The U.S. Department of Commerce’s final reading for second quarter 2016 GDP growth — released after the reporting period ended — was 1.4%. The improvement in GDP growth in the second quarter reflected an acceleration in personal consumption expenditures (“PCE”) and upturns in nonresidential fixed investment and exports.

While there was a pocket of weakness in May 2016, job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the period ended in August 2016, the unemployment rate was 4.9%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed declined over the period. In August 2016, 26.1% of Americans looking for a job had been out of work for more than six months, versus 26.6% when the period began.

After an extended period of maintaining the federal funds rateii at a historically low range between zero and 0.25%, the Federal Reserve Board (the “Fed”)iii increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation…. The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” The Fed kept rates on hold at its meeting that concluded September 21, 2016 (after the reporting period ended), as well as during the prior meetings of the year. In the Fed’s statement after the September meeting it said, “The Committee judges that the case for an increase in the federal funds rate has strengthened but decided, for the time being, to wait for further evidence of continued progress toward its objectives. The stance of monetary policy remains accommodative, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation.”

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2016

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

Western Asset Tax Free Reserves	III

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

IV	Western Asset Tax Free Reserves

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity. The Fund is a money market fund that invests in securities through an underlying mutual fund, Tax Free Reserves Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund.

Under normal market conditions, the Portfolio invests at least 80% of its assets in short-term, high-quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax (“AMT”). Municipal securities include debt obligations issued by any of the fifty states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations (“VRDOs”)i, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

The Portfolio invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, that we determined to be of equivalent quality. Under normal circumstances, the Portfolio may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax and/or the AMT, although for temporary or defensive purposes, the Portfolio may invest an unlimited amount in such securities.

As a retail money market fund, the Fund tries to maintain a share price of $1.00 and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments.

At Western Asset Management Company (“Western Asset”), the Fund’s and the Portfolio’s subadviser, we utilize a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Most spread sectors (non-Treasuries) posted positive returns, but generated mixed results versus equal-durationii Treasuries over the twelve months ended August 31, 2016. The fixed income market was volatile at times given signs of generally modest economic growth, uncertainties regarding future Federal Reserve Board (the “Fed”)iii monetary policy, the implications of the U.K.‘s referendum to leave the European Union (“Brexit”) and a number of geopolitical issues.

Short-term Treasury yields moved higher, whereas long-term Treasury yields declined during the twelve months ended August 31, 2016. Two-year Treasury yields began the reporting period at 0.74% and ended the

Western Asset Tax Free Reserves 2016 Annual Report	1

Fund overview (cont’d)

period at 0.80%. Their peak of 1.09% occurred on December 29, 2015 and they were as low as 0.56% on July 5, 2016. Ten-year Treasury yields were 2.21% at the beginning of the period and ended the period at 1.58%. Their peak of 2.36% was on November 9, 2015 and their low of 1.37% occurred on both July 5 and July 8, 2016.

After a prolonged period of maintaining the federal funds rateiv at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said it, “…expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” At each of its meetings thus far in 2016 (including the September 21, 2016 meeting — after the reporting period ended), the Fed kept rates on hold.

The Puerto Rico, Chicago and Illinois debt complexes continued to dominate the credit headlines in the municipal market during the twelve months ended August 31, 2016. Most notably, Puerto Rico defaulted on an array of credits, including $779 million of general obligation debt on July 1, 2016. This is significant because the debt was supposed to be payable ahead of all other Commonwealth expenditures pursuant to its Constitution. In response to the dire financial situation, Congress passed the Puerto Rico Oversight, Management and Economic Stability Act (“PROMESA”), which was signed into law by President Obama on June 30, 2016. Under PROMESA, an appointed bipartisan fiscal control board will be responsible for fiscal oversight of the Commonwealth’s finances. This board will also have an active role in restructuring $60 to $70 billion of outstanding debt. Market reaction was relatively muted, as the defaults were widely expected and there were no contagion-like effects that spread to other issuers or market sectors. While there is no timetable for completion of the debt restructuring under PROMESA, most market participants believe that it will be a very lengthy process. The Chicago and Illinois debt complexes continue to be strained primarily by political inaction and the associated uncertainty caused by fundamental differences in governing philosophy on the part of a Republican governor and a Democrat-controlled state legislature. It seems reasonable to expect continued headline driven volatility and, to a lesser extent, potentially real credit implications until a framework is established that will allow governmental finance within the state to resume operating in a normal and predictable manner.

The National Association of State Budget Officers reported that aggregate fiscal year 2016 revenues were estimated to have risen 5.5%, with expenditures increasing 3.8%. This indicates fiscal responsibility and net additions to general fund reserves on a national basis. Fiscal year 2017 revenue growth is expected to slow to 2.9%, which will require increased containment of state-wide expenditures. By and large, local debt issuers fared well due to a national unemployment rate that dipped to 4.9% in August 2016 and a continued steady growth in real estate values that have either stabilized or increased local tax collections. Offsetting this largely positive landscape, is the

2	Western Asset Tax Free Reserves 2016 Annual Report

fact that state and local governments remain challenged by defined benefit pension liabilities, which by various measures are underfunded by $1 to $3 trillion, significant deferred infrastructure investments, and rising health care and educational expenses. While currently manageable, these issues could become much more pronounced should overall economic conditions become less favorable. Slowing economic activity, coupled with these increasing liabilities, would likely slow or begin to reverse the gains in credit quality that that municipal market has enjoyed over the past several years.

Q. How did we respond to these changing market conditions?

A. The U.S. Securities and Exchange Commission (the “SEC”)v rules that govern money market mutual funds will go into effect by mid-October 2016. Therefore, we remained cautious purchasing bonds on the yield curvevi past that date amid potential Fund outflows. As such, throughout the reporting period we held a large portion of the Fund’s assets in daily and weekly VRDOs. As the short-term yield curve was essentially flat to inverted, there was also no yield incentive to go out further on the curve.

Performance review

As of August 31, 2016, the seven-day current yield for Class N shares of Western Asset Tax Free Reserves was 0.02% and the seven-day effective yield, which reflects compounding, was 0.02%.1

Certain investors may be subject to the AMT, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

The Fund does not invest directly in securities but instead invests all of its investable assets in an underlying mutual fund, the Portfolio, which has the same investment objective and strategies, and substantially the same policies as the Fund. Unless otherwise indicated, references to the Fund include the underlying mutual fund, the Portfolio.

Western Asset Tax Free Reserves Yields as of August 31, 2016 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Class N	0.02%	0.02%
Class A	0.02%	0.02%
Class C	0.02%	0.02%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/moneymarketfunds.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Class N shares would have been -0.30%; the seven-day current yield and the seven-day effective yield for Class A shares would have been -0.17%; and the seven-day current yield and the seven-day effective yield for Class C shares would have been -0.68%.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Tax Free Reserves 2016 Annual Report	3

Fund overview (cont’d)

The manager has voluntarily undertaken to limit Fund expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Q. What were the most significant factors affecting Fund performance?

A. The municipal money market yield curve was relatively flat to inverted during the reporting period. Because of this, there were typically only small differences between the yields available from shorter-term municipal money market securities and longer-term securities. We maintained a large allocation to VRDOs in order to stay very liquid ahead of pending SEC money market rules going into effect by October 14, 2016. By the end of the reporting period, the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Indexvii was 0.63%, so staying in VRDOs was advantageous as the short-term yield curve became inverted. However, if the opportunity presented itself to add incremental yield, we selectively purchased bonds that met our stringent quality and liquidity requirements within a three to six-month range.

Q. Were there any regulatory updates during the Fund’s reporting period?

A. The SEC has adopted certain reforms to the rules that govern money market funds (the “Reforms”). Under the Reforms, the Fund will be allowed to continue to use the special pricing and valuation conventions that currently facilitate a constant share price of $1.00 if it meets the requirements of a retail money market fund. To meet these requirements, only accounts beneficially owned by natural persons (retail investors) may be invested in the Fund. The shares of any investor who does not qualify as a retail investor will be redeemed involuntarily by the Fund on September 30, 2016. Shareholders who are subject to involuntary redemption received a separate notification from the Fund. In addition, no later than October 14, 2016, the Fund may impose fees upon the sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

Thank you for your investment in Western Asset Tax Free Reserves. As always, we appreciate that you have chosen us to manage your assets and we remain focused on seeking to achieve the Fund’s investment goals.

Sincerely,

Western Asset Management Company

September 20, 2016

RISKS: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Effective October 14, 2016, the Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below

4	Western Asset Tax Free Reserves 2016 Annual Report

required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Variable rate demand obligations (“VRDOs”) are floating rate debt obligations whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.

ii

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

The U.S. Securities and Exchange Commission (the “SEC”) is an agency of the U.S. government. It holds primary responsibility for enforcing the federal securities laws and regulating the securities industry, the nation’s stock and options exchanges, and other activities and organizations, including the electronic securities markets in the U.S.

vi	The yield curve is the graphical depiction of the relationship, at a given time, between interest rates and securities that have similar characteristics, but differing maturity dates.

vii

The Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index is a 7-day high-grade market index comprised of tax-exempt VRDOs with certain characteristics. Please note that an investor cannot invest directly in an index.

Western Asset Tax Free Reserves 2016 Annual Report	5

Portfolio at a glance† (unaudited)

Tax Free Reserves Portfolio

The Fund invests all of its investable assets in Tax Free Reserves Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of August 31, 2016 and August 31, 2015. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

6	Western Asset Tax Free Reserves 2016 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2016 and held for the six months ended August 31, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class N	0.02%	$1,000.00	$1,000.20	0.34%	$1.71	Class N	5.00%	$1,000.00	$1,023.43	0.34%	$1.73
Class A	0.03	1,000.00	1,000.30	0.35	1.76	Class A	5.00	1,000.00	1,023.38	0.35	1.78
Class C	0.03	1,000.00	1,000.30	0.39	1.96	Class C	5.00	1,000.00	1,023.18	0.39	1.98

Western Asset Tax Free Reserves 2016 Annual Report	7

Fund expenses (unaudited) (cont’d)

[1]	For the six months ended August 31, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance figure is no guarantee of future results.

[3]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

8	Western Asset Tax Free Reserves 2016 Annual Report

Statement of assets and liabilities

August 31, 2016

Assets:
Investment in Tax Free Reserves Portfolio, at value	$179,896,194
Prepaid expenses	41,920
Total Assets	179,938,114

Liabilities:
Investment management fee payable	37,045
Distributions payable	14,291
Service and/or distribution fees payable	6,783
Payable for Fund shares repurchased	889
Trustees’ fees payable	428
Accrued expenses	72,353
Total Liabilities	131,789
Total Net Assets	$179,806,325

Net Assets:
Par value (Note 5)	$1,798
Paid-in capital in excess of par value	179,847,876
Overdistributed net investment income	(37,963)
Accumulated net realized loss on investments allocated from Tax Free Reserves Portfolio	(5,386)
Total Net Assets	$179,806,325

Net Assets:
Class N	$66,112,799
Class A	$112,849,173
Class C	$844,353

Shares Outstanding:
Class N	66,111,136
Class A	112,846,171
Class C	844,333

Net Asset Value:
Class N	$1.00
Class A	$1.00
Class C	$1.00

See Notes to Financial Statements.

Western Asset Tax Free Reserves 2016 Annual Report	9

Statement of operations

For the Year Ended August 31, 2016

Investment Income:
Income from Tax Free Reserves Portfolio	$401,060
Allocated expenses from Tax Free Reserves Portfolio	(319,567)
Allocated waiver from Tax Free Reserves Portfolio	269,352
Other income	31,051
Total Investment Income	381,896

Expenses:
Investment management fee (Note 2)	806,912
Service and/or distribution fees (Notes 2 and 3)	277,337
Registration fees	79,106
Transfer agent fees (Note 3)	44,858
Shareholder reports	42,813
Audit and tax fees	32,340
Legal fees	26,219
Fund accounting fees	6,300
Trustees’ fees	3,417
Insurance	3,375
Miscellaneous expenses	4,764
Total Expenses	1,327,441
Less: Fee waivers and/or expense reimbursements (Notes 2 and 3)	(1,015,411)
Net Expenses	312,030
Net Investment Income	69,866
Net Realized Loss on Investments From Tax Free Reserves Portfolio	(1,064)
Increase in Net Assets From Operations	$68,802

See Notes to Financial Statements.

10	Western Asset Tax Free Reserves 2016 Annual Report

Statements of changes in net assets

For the Years Ended August 31,	2016	2015

Operations:
Net investment income	$69,866	$32,965
Net realized gain (loss)	(1,064)	4
Increase in Net Assets From Operations	68,802	32,969

Distributions to Shareholders From (Notes 1 and 4):
Net investment income	(64,165)	(32,917)
Decrease in Net Assets From Distributions to Shareholders	(64,165)	(32,917)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	383,497,414	435,339,901
Reinvestment of distributions	34,919	19,083
Cost of shares repurchased	(366,779,082)	(429,386,288)
Increase in Net Assets From Fund Share Transactions	16,753,251	5,972,696

Capital Contribution (Note 2)	—	19,653
Increase in Net Assets	16,757,888	5,992,401

Net Assets:
Beginning of year	163,048,437	157,056,036
End of year*	$179,806,325	$163,048,437
*Includes overdistributed net investment income of:	$(37,963)	$(37,964)

See Notes to Financial Statements.

Western Asset Tax Free Reserves 2016 Annual Report	11

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Class N Shares	2016[1]	2015[1]	2014[1]	2013[1]	2012

Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income[2]	0.000	0.000	0.000	0.000	0.000
Net realized gain (loss)	(0.000) [2]	—	—	0.000 [2]	(0.000) [2]
Total income from operations[2]	0.000	0.000	0.000	0.000	0.000

Less distributions from:
Net investment income[2]	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Total distributions[2]	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Capital contribution	—	0.000 [2]	—	—	—

Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[3]	0.03%	0.02%[4]	0.02%	0.01%	0.01%

Net assets, end of year (000s)	$66,113	$75,086	$72,765	$58,698	$262,652

Ratios to average net assets:
Gross expenses[5]	1.01%[6]	1.01%[6]	1.00%[6,7]	1.00%[6,7]	0.79%[7]
Net expenses[5,8,9]	0.19	0.06	0.09	0.18	0.25
Net investment income	0.04	0.02	0.02	0.01	0.01

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been unchanged.

[5]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[6]	The gross expenses do not reflect the reduction of the Fund’s management fee by the amount paid by the Fund for its allocable share of the management fee paid by Tax Free Reserves Portfolio.

[7]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 1.00%, 0.97% and 0.78% for the years ended August 31, 2014, 2013 and 2012, respectively.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class N shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

See Notes to Financial Statements.

12	Western Asset Tax Free Reserves 2016 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Class A Shares	2016[1]	2015[1]	2014[1]	2013[1]	2012

Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income[2]	0.000	0.000	0.000	0.000	0.000
Net realized gain (loss)[2]	(0.000)	0.000	(0.000)	0.000	(0.000)
Total income from operations[2]	0.000	0.000	0.000	0.000	0.000

Less distributions from:
Net investment income[2]	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Total distributions[2]	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Capital contribution	—	0.000 [2]	—	—	—

Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[3]	0.04%	0.02%[4]	0.02%	0.01%	0.01%

Net assets, end of year (000s)	$112,849	$87,392	$83,754	$156,071	$151,219

Ratios to average net assets:
Gross expenses[5]	0.87%[6]	0.87%[6]	0.85%[6,7]	0.85%[6,7]	0.65%[7]
Net expenses[5,8,9]	0.21	0.06	0.10	0.16	0.25
Net investment income	0.04	0.02	0.02	0.01	0.01

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been unchanged.

[5]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[6]	The gross expenses do not reflect the reduction of the Fund’s management fee by the amount paid by the Fund for its allocable share of the management fee paid by Tax Free Reserves Portfolio.

[7]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.84%, 0.82% and 0.64% for the years ended August 31, 2014, 2013 and 2012, respectively.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

See Notes to Financial Statements.

Western Asset Tax Free Reserves 2016 Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class C Shares[1]	2016	2015	2014	2013[2]

Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income[3]	0.000	0.000	0.000	0.000
Net realized gain (loss)	(0.000) [3]	—	(0.000) [3]	0.000	[3]
Total income from operations[3]	0.000	0.000	0.000	0.000

Less distributions from:
Net investment income[3]	(0.000)	(0.000)	(0.000)	(0.000)
Total distributions[3]	(0.000)	(0.000)	(0.000)	(0.000)

Capital contribution	—	0.000 [3]	—	—

Net asset value, end of year	$1.000	$1.000	$1.000	$1.000
Total return[4]	0.04%	0.02%[5]	0.02%	0.01%

Net assets, end of year (000s)	$844	$441	$413	$119

Ratios to average net assets:
Gross expenses[6,7]	1.32%	1.31%	1.53%[8]	1.51%[8,9]
Net expenses[6,10,11]	0.20	0.06	0.10	0.16	[9]
Net investment income	0.04	0.02	0.02	0.01	[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period November 23, 2012 (inception date) to August 31, 2013.

[3]	Amount represents less than $0.0005 per share.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been unchanged.

[6]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[7]	The gross expenses do not reflect the reduction of the Fund’s management fee by the amount paid by the Fund for its allocable share of the management fee paid by Tax Free Reserves Portfolio.

[8]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 1.51% and 1.47% for the year ended August 31, 2014 and the period ended August 31, 2013, respectively.

[9]	Annualized.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

See Notes to Financial Statements.

14	Western Asset Tax Free Reserves 2016 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Tax Free Reserves (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (13.7% at August 31, 2016) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment transactions and investment income. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders. The Fund also pays certain other expenses which can be directly attributed to the Fund.

(c) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Western Asset Tax Free Reserves 2016 Annual Report	15

Notes to financial statements (cont’d)

(d) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

	Overdistributed Net Investment Income	Paid-in Capital
(a)	$(5,700)	$5,700

(a)	Reclassifications are primarily due to tax-exempt income retained by the Fund.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

16	Western Asset Tax Free Reserves 2016 Annual Report

Under the investment management agreement, the Fund pays an investment management fee at an annual rate that decreases as assets increase, as follows:

Average Daily Net Assets	Annual Rate
First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

Since the Fund invests all of its investable assets in Tax Free Reserves Portfolio, the investment management fee of the Fund will be reduced by the investment management fee allocated to the Fund by Tax Free Reserves Portfolio.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class N, Class A, and Class C shares did not exceed 0.75%, 0.60% and 1.10%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/ or reimbursed from time to time.

During the year ended August 31, 2016, fees waived and/or expenses reimbursed amounted to $1,015,411.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

During the year ended August 31, 2015, LMPFA voluntarily made a capital contribution to the Fund in the amount of $19,653. This contribution was made to reimburse the Fund for previous realized losses experienced by the Fund. LMPFA did not receive any shares of the Fund or other consideration in exchange for making this cash contribution.

Western Asset Tax Free Reserves 2016 Annual Report	17

Notes to financial statements (cont’d)

3. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution and service plan under the 1940 Act, and under that plan, the Fund pays a service and/or distribution fee to its Class N, Class A, Class B and Class C shares calculated at the annual rate not to exceed 0.25%, 0.10%, 0.50% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended August 31, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class N	$157,255	[1]	$13,069
Class A	115,494	[1]	30,781
Class B2	481	[1]	344
Class C	4,107	[1]	664
Total	$277,337		$44,858

[1]

Amount shown is exclusive of waivers. For the year ended August 31, 2016, the service and/or distribution fees waived amounted to $149,767 for Class N shares, $103,743 for Class A shares, $481 for Class B shares and $3,853 for Class C shares. Such waivers are voluntary and may be reduced or terminated at any time.

[2]	On June 30, 2016, the Fund converted its Class B shares into Class A shares.

For the year ended August 31, 2016, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class N	$419,394
Class A	586,851
Class B1	1,249
Class C	7,917
Total	$1,015,411

[1]	On June 30, 2016, the Fund converted its Class B shares into Class A shares.

4. Distributions to shareholders by class

	Year Ended August 31, 2016	Year Ended August 31, 2015
Net Investment Income:
Class N	$22,768	$14,062
Class A	41,084	18,742
Class B1	19	24
Class C	294	89
Total	$64,165	$32,917

[1]	On June 30, 2016, the Fund converted its Class B shares into Class A shares.

5. Shares of beneficial interest

At August 31, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple

18	Western Asset Tax Free Reserves 2016 Annual Report

classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended August 31, 2016	Year Ended August 31, 2015
Class N
Shares sold	152,009,716	178,441,653
Shares issued on reinvestment	12,921	9,795
Shares repurchased	(160,997,689)	(176,135,864)
Net increase (decrease)	(8,975,052)	2,315,584

Class A
Shares sold	230,613,202	256,258,120
Shares issued on reinvestment	21,790	9,177
Shares repurchased	(205,180,306)	(252,643,912)
Net increase	25,454,686	3,623,385

Class B1
Shares sold	10,436	46,487
Shares issued on reinvestment	18	23
Shares repurchased	(139,774)	(40,718)
Net increase (decrease)	(129,320)	5,792

Class C
Shares sold	864,060	593,641
Shares issued on reinvestment	190	88
Shares repurchased	(461,313)	(565,794)
Net increase	402,937	27,935

[1]	On June 30, 2016, the Fund converted 111,405 Class B shares into 111,405 Class A shares. These amounts are reflected in Class A shares sold and Class B shares repurchased, respectively.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

6. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended August 31, was as follows:

	2016	2015
Distributions paid from:
Tax-exempt income	$62,809	$32,917
Ordinary income	1,356	—
Total distributions paid	$64,165	$32,917

Western Asset Tax Free Reserves 2016 Annual Report	19

Notes to financial statements (cont’d)

As of August 31, 2016, there were no significant differences between the book and tax components of net assets.

As of August 31, 2016, the Fund had capital losses of $1,064 that have been deferred in the current year as either short-term or long-term losses. These losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred. These losses must be utilized before any of the Fund’s capital loss carryforward may be utilized.

As of August 31, 2016, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
8/31/2017	$(3,595)
8/31/2018	(727)
$(4,322)

These amounts will be available to offset any future taxable capital gains.

7. Money market fund reform

The U.S. Securities and Exchange Commission has adopted certain reforms to the rules that govern money market funds (the “Reforms”). Under the Reforms, the Fund will be allowed to continue to use the special pricing and valuation conventions that currently facilitate a constant share price of $1.00 if it meets the requirements of a retail money market fund. To meet these requirements, only accounts beneficially owned by natural persons (retail investors) may be invested in the Fund. The shares of any investor who does not qualify as a retail investor will be redeemed involuntarily by the Fund on September 30, 2016. Shareholders who are subject to involuntary redemption received a separate notification from the Fund. In addition, no later than October 14, 2016, the Fund may impose fees upon the sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

8. Subsequent event

Subsequent to the year ended August 31, 2016, shareholder redemptions from Class N, Class A and Class C shares exceeded 50% of Class N, Class A and Class C net assets as of August 31, 2016.

20	Western Asset Tax Free Reserves 2016 Annual Report

Report of independent registered public accounting firm

The Board of Trustees and Shareholders

Legg Mason Partners Money Market Trust:

We have audited the accompanying statement of assets and liabilities of Western Asset Tax Free Reserves (the “Fund”), a series of Legg Mason Partners Money Market Trust, as of August 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2016, by examination of the underlying Tax Free Reserves Portfolio. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Western Asset Tax Free Reserves as of August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 20, 2016

Western Asset Tax Free Reserves 2016 Annual Report	21

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Tax Free Reserves (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†:
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee and Chairman
Term of office[1] and length of time served[2]	Since 1989 (Chairman of the Board since 2016)
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	None

Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	None

Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	None

22	Western Asset Tax Free Reserves

Independent Trustees cont’d
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1974 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2011); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	None

Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	None

Diana R. Harrington
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	None

Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986); formerly, Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)

Western Asset Tax Free Reserves	23

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and formerly, Chairman (2005 to 2012) of various series of MainStay Family of Funds (66 funds); Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

Alan G. Merten
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President Emeritus (since 2012) and formerly, President, George Mason University (1996 to 2012)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	Director Emeritus (since 2012) and formerly, Director, Cardinal Financial Corporation (2006 to 2012); Trustee, First Potomac Realty Trust (since 2005); Director, DeVry Inc. (educational services) (since 2012); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; Duncan Professor of Finance Emeritus, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	None

24	Western Asset Tax Free Reserves

Interested Trustee and Officer:
Jane Trust, CFA
Year of birth	1962
Position(s) with Trust	Trustee, President, and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2016); Officer and/or Trustee/Director of 159 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); formerly, Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); formerly, Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	152
Other board memberships held by Trustee during past five years	None

Additional Officers:
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); formerly, AML Consultant, Rabobank Netherlands, (2009); formerly, First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Western Asset Tax Free Reserves	25

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Jenna Bailey Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013); formerly, Risk Manager of U.S. Distribution of Legg Mason & Co. (2007 to 2011)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

26	Western Asset Tax Free Reserves

Additional Officers cont’d
Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Steven Frank Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1967
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Director of Legg Mason & Co. (since 2015); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Vice President of Legg Mason & Co. and Legg Mason & Co. predecessors (2002 to 2015); formerly, Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

Western Asset Tax Free Reserves	27

Important tax information (unaudited)

All of the net investment income distributions paid monthly by the Fund from September 2015 to July 2016 qualify as tax-exempt interest dividends for Federal income tax purposes. Of the net investment income distribution paid by the Fund for the month of August 2016, 95.67% qualifies as tax-exempt interest dividends for Federal income tax purposes.

The following information is applicable to non-U.S. resident shareholders:

Of the net investment income distributions paid by the Fund for the month of August 2016, 4.33% represents Qualified Net Interest Income and Qualified Short-Term Capital Gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Please retain this information for your records.

28	Western Asset Tax Free Reserves

Schedule of investments

August 31, 2016

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 98.9%
Alabama — 1.3%
Huntsville, AL, Health Care Authority, TECP	0.010%	11/16/16	$17,500,000	$17,500,000
Alaska — 0.8%
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-U.S. Bank N.A.	0.560%	4/1/29	10,635,000	10,635,000	(a)(b)
Arizona — 0.7%
Arizona State Health Facilities Authority Revenue, Banner Health Obligated Group, LOC-Bank of America N.A.	0.660%	1/1/46	9,000,000	9,000,000	(a)(b)
California — 15.8%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Pathways Home Health Hospice, LOC-U.S. Bank N.A.	0.590%	10/1/34	2,610,000	2,610,000	(a)(b)
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.630%	10/1/25	1,730,000	1,730,000	(a)(b)(c)
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA, LOC-FNMA	0.620%	5/15/35	2,580,000	2,580,000	(a)(b)
Antelope Valley-East Kern, CA, Water Agency, COP, LOC-Wells Fargo Bank N.A.	0.560%	6/1/37	5,600,000	5,600,000	(a)(b)
California State Health Facilities Financing Authority Revenue, Scripps Health, LOC-Northern Trust Co.	0.600%	10/1/31	500,000	500,000	(a)(b)
California State Infrastructure & Economic Development Bank Revenue, Loyola High School District, LOC-First Republic Bank & FHLB	0.620%	12/1/35	6,170,000	6,170,000	(a)(b)
California State PCFA, Solid Waste Disposal Revenue:
Bay Counties Waste Services Inc., LOC-Comerica Bank	0.810%	8/1/41	2,170,000	2,170,000	(a)(b)(c)
Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.710%	10/1/38	5,210,000	5,210,000	(a)(b)(c)
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.710%	10/1/37	410,000	410,000	(a)(b)(c)
Pleasanton Garbage Service Inc. Project, LOC-Wells Fargo Bank N.A.	0.660%	6/1/40	300,000	300,000	(a)(b)
Recycling Industries Inc. Project, LOC-Comerica Bank	0.810%	11/1/41	1,195,000	1,195,000	(a)(b)(c)
Zerep Management Corp. Project, LOC-Comerica Bank	0.810%	10/1/36	2,305,000	2,305,000	(a)(b)(c)
California Statewide CDA Revenue:
Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.560%	4/1/33	4,200,000	4,200,000	(a)(b)
Rady Children’s Hospital, LOC-Northern Trust Co.	0.560%	8/15/36	1,500,000	1,500,000	(a)(b)
Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.670%	6/1/27	5,490,000	5,490,000	(a)(b)
California Statewide CDA, MFH Revenue:
1030 Post Street Apartments, LIQ-FHLMC	0.640%	2/1/39	5,300,000	5,300,000	(a)(b)(c)
Arbor Ridge Apartments, LIQ-FHLMC	0.650%	11/1/36	2,500,000	2,500,000	(a)(b)(c)
LOC-Wells Fargo Bank N.A.	0.640%	4/1/25	8,100,000	8,100,000	(a)(b)(c)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Annual Report	29

Schedule of investments (cont’d)

August 31, 2016

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Phoenix Terrace Apartments, LIQ-FNMA, LOC-FNMA	0.620%	3/15/32	$2,000,000	$2,000,000	(a)(b)(c)
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A.	0.600%	8/1/37	4,510,000	4,510,000	(a)(b)
Chino Basin, CA, Regional Financing Authority Revenue, Inland Empire Utilities Agency, LOC-Sumitomo Mitsui Banking	0.610%	6/1/32	2,870,000	2,870,000	(a)(b)
Irvine Ranch, CA, Water District, GO, LOC-Sumitomo Mitsui Banking	0.610%	1/1/21	500,000	500,000	(a)(b)
Irvine, CA, USD Special Tax Revenue:
Community Facilities District No. 09-1, LOC-Sumitomo Mitsui Banking	0.610%	9/1/51	10,025,000	10,025,000	(a)(b)
Community Facilities District No. 09-1, LOC-Sumitomo Mitsui Banking	0.610%	9/1/54	13,120,000	13,120,000	(a)(b)
Livermore, CA, COP, LOC-U.S. Bank N.A.	0.560%	10/1/30	9,395,000	9,395,000	(a)(b)
Long Beach, CA, Health Facilities Revenue, Memorial Health Services	0.600%	10/1/16	6,850,000	6,850,000	(a)(b)
Los Angeles County, CA, GO, TRAN	3.000%	6/30/17	7,250,000	7,388,829
Los Angeles, CA, Department of Water & Power Revenue, SPA-Royal Bank of Canada	0.550%	7/1/35	1,300,000	1,300,000	(a)(b)
Los Angeles, CA, GO, TRAN	2.000%	3/30/17	4,500,000	4,536,414
Northern California Power Agency Revenue, Hydroelectric Project, LOC-Bank of Montreal	0.590%	7/1/32	4,600,000	4,600,000	(a)(b)
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, LIQ-FNMA, LOC-FNMA	0.630%	2/15/31	9,890,000	9,890,000	(a)(b)(c)
Sacramento, CA, MUD Revenue, LOC-State Street Bank & Trust Co.	0.590%	8/15/41	5,820,000	5,820,000	(a)(b)
San Bernardino County, CA, GO, TRAN	2.000%	6/30/17	5,250,000	5,308,237
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, SPA-JPMorgan Chase	0.580%	4/1/38	18,900,000	18,900,000	(a)(b)
San Francisco, CA, City & County Finance Corp. Lease Revenue, Moscone Center, LOC-State Street Bank & Trust Co.	0.600%	4/1/30	2,325,000	2,325,000	(a)(b)
San Francisco, CA, City & County MFH Revenue, Folsom Dore Apartment Project, LOC-Citibank N.A.	0.640%	12/1/34	1,600,000	1,600,000	(a)(b)(c)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.620%	4/1/39	705,000	705,000	(a)(b)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
Measure A, SPA-Sumitomo Mitsui Banking	0.600%	4/1/36	6,500,000	6,500,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.590%	4/1/36	2,000,000	2,000,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.550%	4/1/36	22,400,000	22,400,000	(a)(b)

See Notes to Financial Statements.

30	Tax Free Reserves Portfolio 2016 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
California — continued
SPA-Sumitomo Mitsui Banking	0.580%	4/1/36	$3,200,000	$3,200,000	(a)(b)
Santa Cruz County, CA, GO, TRAN	3.000%	6/29/17	3,500,000	3,566,480
Total California				207,179,960
Colorado — 0.6%
Colorado HFA Revenue, Multi-Family Project, SPA-FHLB	0.620%	10/1/30	1,170,000	1,170,000	(a)(b)
Colorado Springs, CO, Utilities Revenue, Subordinated Lien, SPA-Bank of America N.A.	0.590%	11/1/23	6,700,000	6,700,000	(a)(b)
Colorado State Educational & Cultural Facilities Authority Revenue, Nature Conservancy, Project A	0.570%	7/1/27	414,000	414,000	(a)(b)
Total Colorado				8,284,000
Connecticut — 5.1%
Capital City, CT, EDA Revenue, SPA-Bank of America N.A.	0.710%	6/15/24	1,100,000	1,100,000	(a)(b)
Connecticut Innovations Inc., CT, Revenue, ISO New England Inc. Project, LOC-TD Bank N.A.	0.570%	12/1/39	2,730,000	2,730,000	(a)(b)
Connecticut State HEFA Revenue:
Hoffman Summerwood Community, LOC-TD Bank N.A.	0.670%	7/1/37	970,000	970,000	(a)(b)
Hospital for Special Care, LOC-Webster Bank N.A. & FHLB	0.590%	7/1/37	2,610,000	2,610,000	(a)(b)
Trinity College, LOC-JPMorgan Chase	0.590%	7/1/34	2,555,000	2,555,000	(a)(b)
Wesleyan University	0.570%	7/1/40	3,500,000	3,500,000	(a)(b)
Westover School, LOC-TD Bank N.A.	0.590%	7/1/30	4,915,000	4,915,000	(a)(b)
Connecticut State HFA Revenue, CIL Realty Inc., LOC-HSBC Bank USA N.A.	0.540%	7/1/32	7,230,000	7,230,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance Program Revenue:
SPA-Bank of Tokyo-Mitsubishi UFJ	0.600%	5/15/34	5,000,000	5,000,000	(a)(b)
SPA-Bank of Tokyo-Mitsubishi UFJ	0.590%	11/15/34	1,500,000	1,500,000	(a)(b)
SPA-Bank of Tokyo-Mitsubishi UFJ	0.600%	11/15/41	8,170,000	8,170,000	(a)(b)
SPA-JPMorgan Chase	0.620%	11/15/31	500,000	500,000	(a)(b)(c)
SPA-Royal Bank of Canada	0.600%	5/15/31	1,800,000	1,800,000	(a)(b)(c)
SPA-Royal Bank of Canada	0.590%	11/15/45	7,500,000	7,500,000	(a)(b)
Wolcott, CT, GO, BAN	2.000%	10/20/16	16,595,000	16,623,025
Total Connecticut				66,703,025
Delaware — 0.4%
University of Delaware Revenue:
SPA-Bank of America N.A.	0.640%	11/1/34	5,420,000	5,420,000	(a)(b)
SPA-TD Bank N.A.	0.640%	11/1/35	500,000	500,000	(a)(b)
Total Delaware				5,920,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Annual Report	31

Schedule of investments (cont’d)

August 31, 2016

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — 2.5%
District of Columbia University Revenue, American University, LOC-Royal Bank of Canada	0.600%	10/1/36	$6,975,000	$6,975,000	(a)(b)
Metropolitan Washington DC, Airports Authority System Revenue:
LOC-Royal Bank of Canada	0.620%	10/1/35	10,030,000	10,030,000	(a)(b)(c)
LOC-Royal Bank of Canada	0.620%	10/1/39	15,485,000	15,485,000	(a)(b)(c)
Total District of Columbia				32,490,000
Florida — 4.6%
Highlands County, FL, Health Facilities Authority Revenue:
Hospital Adventist Health System	0.570%	11/15/26	1,800,000	1,800,000	(a)(b)
Hospital Adventist Health System	0.560%	11/15/32	300,000	300,000	(a)(b)
Hospital Adventist Health System	0.550%	11/15/33	6,815,000	6,815,000	(a)(b)
Hospital Adventist Health System	0.560%	11/15/34	12,800,000	12,800,000	(a)(b)
Hospital Adventist Health System	0.590%	11/15/35	2,000,000	2,000,000	(a)(b)
Miami-Dade County, FL, Special Obligation Revenue, Juvenile Courthouse, AMBAC, LOC-TD Bank N.A.	0.590%	4/1/43	3,850,000	3,850,000	(a)(b)
North Broward, FL, Hospital District Revenue:
NATL, LOC-Northern Trust Co.	0.570%	12/16/20	3,000,000	3,000,000	(a)(b)
NATL, LOC-Wells Fargo Bank N.A.	0.570%	1/15/27	8,800,000	8,800,000	(a)(b)
Orange County, FL, HFA Revenue, Walk Apartments LLC, FNMA, LIQ-FNMA	0.580%	6/1/25	4,700,000	4,700,000	(a)(b)
Orlando, FL, Utilities Commission, Utility System Revenue, SPA-JPMorgan Chase	0.660%	10/1/33	13,800,000	13,800,000	(a)(b)
Volusia County, FL, HFA, MFH Revenue, Cape Morris Cove Apartments II, LOC-FHLB	0.640%	10/15/42	2,690,000	2,690,000	(a)(b)(c)
Total Florida				60,555,000
Georgia — 2.8%
Cobb County, GA, Housing Authority Revenue, Walton Reserve Apartments Project, LOC-SunTrust Bank	0.690%	10/1/35	15,250,000	15,250,000	(a)(b)(c)
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	0.720%	4/1/32	3,385,000	3,385,000	(a)(b)(c)
De Kalb County, GA, Housing Authority, MFH Revenue, Friendly Heights LP, LOC-FHLMC	0.660%	5/1/34	6,860,000	6,860,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.600%	12/1/27	2,700,000	2,700,000	(a)(b)(c)
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	0.680%	11/1/20	3,995,000	3,995,000	(a)(b)(c)
Gwinnett County, GA, School District, GO	4.000%	10/1/16	1,000,000	1,002,840
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	0.660%	5/1/32	200,000	200,000	(a)(b)

See Notes to Financial Statements.

32	Tax Free Reserves Portfolio 2016 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc. Project, LOC-Branch Banking & Trust	0.680%	8/1/21	$3,310,000	$3,310,000	(a)(b)(c)
Total Georgia				36,702,840
Hawaii — 0.4%
Hawaii State Department of Budget & Finance Special Purpose Revenue:
Queens Health System Series C	1.010%	7/1/39	3,325,000	3,325,000	(a)(b)
Queens Health System Series B	1.010%	7/1/39	2,360,000	2,360,000	(a)(b)
Total Hawaii				5,685,000
Illinois — 4.3%
Bloomington & Normal, IL, Airport Authority Revenue, Central Illinois Regional Airport, LOC-Northern Trust Co.	0.660%	1/1/27	3,880,000	3,880,000	(a)(b)
Chicago, IL, MFH Revenue, Renaissance Center LP, LOC-Harris N.A.	0.650%	10/1/34	2,220,000	2,220,000	(a)(b)(c)
Chicago, IL, Midway Airport Revenue, LOC-Bank of Montreal	0.640%	1/1/35	4,925,000	4,925,000	(a)(b)(c)
Illinois State Development Finance Authority Revenue, Fenwick High School Project, LOC-PNC Bank N.A.	0.600%	3/1/32	9,450,000	9,450,000	(a)(b)
Illinois State DFA, IDR, Profile Packaging Inc. Project, LOC-Bank of America N.A.	0.790%	7/1/18	2,000,000	2,000,000	(a)(b)(c)
Illinois State EFA Revenue, The Adler Planetarium, LOC-PNC Bank N.A.	0.600%	4/1/31	4,000,000	4,000,000	(a)(b)
Illinois State Finance Authority Revenue:
Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A. & FHLB	0.670%	2/1/34	5,625,000	5,625,000	(a)(b)
Illinois College, LOC-U.S. Bank N.A.	0.560%	10/1/30	5,845,000	5,845,000	(a)(b)
Latin School Project, LOC-JPMorgan Chase	0.600%	8/1/35	2,000,000	2,000,000	(a)(b)
Northwestern Memorial Hospital, SPA-JPMorgan Chase	0.590%	8/15/42	1,855,000	1,855,000	(a)(b)
Northwestern Memorial Hospital, SPA-Wells Fargo Bank N.A.	0.560%	8/15/42	495,000	495,000	(a)(b)
OSF Healthcare System, LOC-PNC Bank N.A.	0.640%	11/15/37	2,500,000	2,500,000	(a)(b)
Illinois State Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.680%	10/1/39	4,605,000	4,605,000	(a)(b)
Illinois State Housing Development Authority, MFH Revenue, Galesburg Towers Associates II, LOC-Harris N.A.	0.820%	12/1/35	3,415,000	3,415,000	(a)(b)(c)
Illinois State Toll Highway Authority, Toll Highway Revenue, LOC-Mizuho Bank Ltd.	0.640%	7/1/30	3,000,000	3,000,000	(a)(b)
Lake County, IL, IDR, Northpoint Associates LLC Project, LOC-Northern Trust Co.	0.700%	7/1/29	1,200,000	1,200,000	(a)(b)(c)
Total Illinois				57,015,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Annual Report	33

Schedule of investments (cont’d)

August 31, 2016

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Indiana — 1.8%
Hobart, IN, EDR, Albanese Confectionery, LOC-Harris N.A.	0.650%	7/1/31	$1,595,000	$1,595,000	(a)(b)(c)
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, LOC-Bank of Nova Scotia	0.580%	6/1/40	10,000,000	10,000,000	(a)(b)
Indiana Health Facilities Financing Authority, Hospital Revenue, Community Hospitals Project of Indiana Inc., LOC-Wells Fargo Bank N.A.	0.570%	7/1/28	2,100,000	2,100,000	(a)(b)
Indiana State Finance Authority Revenue, Lease Appropriation, SPA-JPMorgan Chase	0.580%	2/1/37	3,885,000	3,885,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.600%	4/15/39	4,645,000	4,645,000	(a)(b)
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC-PNC Bank N.A.	0.600%	5/1/34	2,040,000	2,040,000	(a)(b)
Total Indiana				24,265,000
Iowa — 0.3%
Iowa State Finance Authority Health Facilities Revenue, Unity Point HealthCare, LOC-Union Bank N.A.	0.630%	2/15/39	2,870,000	2,870,000	(a)(b)
Iowa State Finance Authority, IDR, Embria Health Sciences Project, LOC-Wells Fargo Bank N.A.	0.720%	6/1/32	1,200,000	1,200,000	(a)(b)(c)
Total Iowa				4,070,000
Kansas — 0.1%
Topeka, KS, GO, Temporary Notes, General Imports	2.000%	10/1/16	1,000,000	1,001,087
Kentucky — 1.2%
Berea, KY, Educational Facilities Revenue:
Berea College Project	0.730%	6/1/29	4,375,000	4,375,000	(a)(b)
Berea College Project	0.730%	6/1/32	8,895,000	8,895,000	(a)(b)
Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust	0.680%	5/1/27	2,435,000	2,435,000	(a)(b)(c)
Total Kentucky				15,705,000
Louisiana — 0.8%
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-Bank of Tokyo-Mitsubishi UFJ	0.690%	12/1/40	10,000,000	10,000,000	(a)(b)
Maryland — 0.6%
Maryland State Community Development Administration, Department of Housing & Community Development Revenue:
Hopkins Village Preservation LP, LIQ FHLMC	0.600%	11/1/38	2,700,000	2,700,000	(a)(b)
Residential, SPA-TD Bank N.A.	0.570%	9/1/43	3,000,000	3,000,000	(a)(b)
Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, LOC-TD Bank N.A.	0.580%	7/1/41	900,000	900,000	(a)(b)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-TD Bank N.A.	0.570%	7/1/36	810,000	810,000	(a)(b)
Total Maryland				7,410,000

See Notes to Financial Statements.

34	Tax Free Reserves Portfolio 2016 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — 3.7%
Massachusetts State DFA Revenue:
Bancroft Schools & Communities Inc., LOC-TD Bank N.A.	0.610%	9/1/31	$2,430,000	$2,430,000	(a)(b)
Partners Healthcare System Inc., LOC-Bank of New York Mellon	0.550%	7/1/48	2,500,000	2,500,000	(a)(b)
Partners Healthcare System Inc., LOC-U.S. Bank N.A.	0.560%	7/1/48	3,000,000	3,000,000	(a)(b)
Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.570%	7/1/46	7,500,000	7,500,000	(a)(b)
Massachusetts State DFA, MFH Revenue, Archstone Readstone, LIQ-FHLMC	0.660%	12/1/37	2,600,000	2,600,000	(a)(b)(c)
Massachusetts State HEFA Revenue:
Baystate Medical Center, LOC-Bank of America N.A.	0.600%	7/1/39	3,000,000	3,000,000	(a)(b)
Harvard University	0.560%	7/1/35	400,000	400,000	(a)(b)
Partners Healthcare Systems Inc., SPA-JPMorgan Chase	0.570%	7/1/27	8,200,000	8,200,000	(a)(b)
Partners Healthcare Systems Inc., SPA-JPMorgan Chase	0.600%	7/1/27	2,800,000	2,800,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	0.570%	12/1/24	200,000	200,000	(a)(b)
Massachusetts State Water Resources Authority Revenue, SPA-JPMorgan Chase	0.590%	8/1/37	3,765,000	3,765,000	(a)(b)
Worcester, MA, GO, BAN	2.000%	12/21/16	12,300,342	12,352,391
Total Massachusetts				48,747,391
Michigan — 0.8%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.580%	1/1/26	5,500,000	5,500,000	(a)(b)
Michigan State University Revenue, SPA-Royal Bank of Canada	0.640%	2/15/34	4,500,000	4,500,000	(a)(b)
Total Michigan				10,000,000
Minnesota — 1.1%
Minneapolis, MN, Revenue, University Gateway Project, SPA-Wells Fargo Bank N.A.	0.600%	12/1/40	2,635,000	2,635,000	(a)(b)
Minnesota Housing Finance Agency Revenue, Residential Housing, GNMA, FNMA, FHLMC, SPA-Royal Bank of Canada	0.620%	1/1/46	12,150,000	12,150,000	(a)(b)(c)
Total Minnesota				14,785,000
Mississippi — 0.7%
Mississippi State Business Finance Commission Gulf Opportunity Revenue:
Chevron USA Inc.	0.580%	11/1/35	5,000,000	5,000,000	(a)(b)
Chevron USA Inc.	0.620%	11/1/35	4,000,000	4,000,000	(a)(b)
Total Mississippi				9,000,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Annual Report	35

Schedule of investments (cont’d)

August 31, 2016

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Missouri — 2.6%
Kansas City, MO, Special Obligation Revenue, Chouteau I-35 Project, LOC-JPMorgan Chase & Co.	0.690%	3/1/24	$4,230,000	$4,230,000	(a)(b)
Missouri State Development Finance Board, MO, Cultural Facilities Revenue, Kauffman Center, SPA-Northern Trust Co.	0.610%	6/1/37	2,300,000	2,300,000	(a)(b)
Missouri State HEFA Revenue:
BJC Health System	0.570%	5/15/38	960,000	960,000	(a)(b)
St. Louis Priory School Project, LOC-U.S. Bank N.A.	0.650%	2/1/33	675,000	675,000	(a)(b)
St. Louis University, LOC-U.S. Bank N.A.	0.580%	10/1/24	14,955,000	14,955,000	(a)(b)
St. Louis University, LOC-Wells Fargo Bank N.A.	0.600%	10/1/35	385,000	385,000	(a)(b)
Washington University, SPA-U.S. Bank N.A.	0.660%	2/15/33	2,375,000	2,375,000	(a)(b)
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-Guaranty Bank & FHLB	0.620%	9/1/26	1,595,000	1,595,000	(a)(b)(c)
St. Charles County, MO, IDA Revenue, Newco Enterprises Inc. Project, LOC-Enterprise Bank & Trust	0.660%	12/1/29	3,780,000	3,780,000	(a)(b)(c)
St. Louis, MO, General Funding Revenue, TRAN	2.000%	6/1/17	3,500,000	3,531,126
Total Missouri				34,786,126
New Hampshire — 1.1%
New Hampshire State Business Finance Authority Solid Waste Disposal Revenue, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.680%	11/1/20	14,000,000	14,000,000	(a)(b)(c)
New Jersey — 0.6%
Essex County, NJ, GO, BAN	2.000%	9/16/16	7,150,000	7,154,318
New Jersey State Health Care Facilities Financing Authority Revenue, LOC-Wells Fargo Bank N.A.	0.570%	7/1/36	200,000	200,000	(a)(b)
Total New Jersey				7,354,318
New Mexico — 1.1%
University of New Mexico, NM, Revenue, Subordinated Lien System, SPA-U.S. Bank N.A.	0.610%	6/1/30	14,250,000	14,250,000	(a)(b)
New York — 19.5%
Cortland, NY, GO, BAN	2.000%	12/2/16	3,400,000	3,410,087
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Marist College Civic Facility, LOC-TD Bank N.A.	0.590%	7/1/38	100,000	100,000	(a)(b)
East Greenbush, NY, CSD, GO, BAN	2.000%	11/18/16	1,200,000	1,203,044
Fayetteville-Manlius, NY, CSD, GO, RAN	1.500%	1/20/17	3,000,000	3,008,575
Grand Island, NY, GO, BAN	1.500%	10/13/16	6,000,000	6,006,285
Kingston, NY, GO, BAN	2.000%	3/24/17	1,593,333	1,601,251
Lansing, NY, GO	1.750%	9/14/16	1,500,000	1,500,475
Mayfield, NY, CSD, GO, BAN	1.500%	8/17/17	1,500,000	1,506,401

See Notes to Financial Statements.

36	Tax Free Reserves Portfolio 2016 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
MTA, NY, Revenue:
BAN	5.000%	10/1/16	$10,000,000	$10,036,235
LOC-Bank of Montreal	0.570%	11/1/35	8,500,000	8,500,000	(a)(b)
LOC-Citibank N.A.	0.610%	11/15/50	1,600,000	1,600,000	(a)(b)
LOC-Royal Bank of Canada	0.600%	11/1/35	1,400,000	1,400,000	(a)(b)
Transportation, LOC-U.S. Bank N.A.	0.580%	11/15/50	4,000,000	4,000,000	(a)(b)
Nassau County, NY, GO:
RAN	2.000%	12/7/16	16,000,000	16,054,849
TAN	2.000%	9/15/16	11,500,000	11,505,972
Nassau County, NY, Interim Finance Authority Revenue, SPA-Sumitomo Mitsui Banking, Sales Tax Secured	0.610%	11/15/21	25,800,000	25,800,000	(a)(b)
Nassau Health Care Corp., NY, Revenue, Nassau County GTD, LOC-TD Bank N.A.	0.590%	8/1/29	1,975,000	1,975,000	(a)(b)
New York City, NY, GO:
LOC-Bank of New York Mellon	0.590%	3/1/34	3,600,000	3,600,000	(a)(b)
LOC-Bank of Tokyo-Mitsubishi UFJ	0.580%	4/1/42	2,600,000	2,600,000	(a)(b)
LOC-Mizuho Corporate Bank	0.600%	4/1/42	2,335,000	2,335,000	(a)(b)
LOC-Royal Bank of Canada	0.580%	8/1/36	600,000	600,000	(a)(b)
SPA-JPMorgan Chase	0.590%	8/1/38	5,000,000	5,000,000	(a)(b)
Subordinated, SPA-JPMorgan Chase	0.590%	1/1/36	6,400,000	6,400,000	(a)(b)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2016, SPA-PNC Bank N.A.	0.600%	6/15/48	10,700,000	10,700,000	(a)(b)
Second General Resolution, SPA-Royal Bank of Canada	0.580%	6/15/48	7,600,000	7,600,000	(a)(b)
SPA-Mizuho Bank Ltd.	0.600%	6/15/33	12,700,000	12,700,000	(a)(b)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-JPMorgan Chase	0.590%	2/1/45	2,500,000	2,500,000	(a)(b)
New York City Recovery Project, SPA-Royal Bank of Canada Series 3-F	0.580%	11/1/22	12,920,000	12,920,000	(a)(b)
New York City Recovery Project, SPA-Royal Bank of Canada Series 3-H	0.580%	11/1/22	8,600,000	8,600,000	(a)(b)
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.590%	7/1/32	2,800,000	2,800,000	(a)(b)
Non-State Supported Debt, St. John’s University, LOC-U.S. Bank N.A.	0.560%	7/1/37	950,000	950,000	(a)(b)
Non-State Supported Debt, University of Rochester, LOC-JPMorgan Chase	0.620%	7/1/33	2,455,000	2,455,000	(a)(b)
New York State Housing Finance Agency Revenue:
42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	0.570%	11/1/41	3,100,000	3,100,000	(a)(b)
625 West 57th Street, LOC-Bank of New York Mellon	0.570%	5/1/49	2,890,000	2,890,000	(a)(b)
Worth Street, LIQ-FNMA, LOC-FNMA	0.680%	5/15/33	21,200,000	21,200,000	(a)(b)(c)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Annual Report	37

Schedule of investments (cont’d)

August 31, 2016

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
North Hempstead, NY, GO, BAN	2.000%	9/30/16	$7,500,000	$7,508,455
Ossining Village, NY, GO	1.500%	9/30/16	3,000,000	3,001,827
Ramapo, NY, Housing Authority Revenue, Spring Valley Homes Redevelopment Project LLC, LIQ-FNMA, LOC-FNMA	0.620%	12/15/38	4,480,000	4,480,000	(a)(b)(c)
Roslyn, NY, Union Free School District, GO, BAN	2.000%	9/23/16	4,000,000	4,003,182
Tompkins County, NY, GO, BAN	2.000%	10/14/16	2,000,000	2,003,517
Triborough Bridge & Tunnel Authority, NY, Revenue, LOC-Helaba	0.620%	11/1/32	20,650,000	20,650,000	(a)(b)
Wappingers, NY, CSD, GO, BAN	1.500%	12/15/16	6,500,000	6,516,729
Total New York				256,321,884
North Carolina — 2.7%
Charlotte, NC, COP, Central Yard Project, SPA-Bank of America N.A.	0.620%	3/1/25	7,900,000	7,900,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue:
Guilford College Project, LOC-Branch Banking & Trust	0.630%	5/1/24	2,305,000	2,305,000	(a)(b)
Meredith College, LOC-Wells Fargo Bank N.A.	0.570%	6/1/38	2,255,000	2,255,000	(a)(b)
Summit School Inc. Project, LOC-Branch Banking & Trust	0.630%	6/1/33	5,000,000	5,000,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Branch Banking & Trust	0.630%	4/1/29	4,020,000	4,020,000	(a)(b)
North Carolina State HFA Revenue:
Home Ownership 1998 TR-19C, SPA-TD Bank N.A.	0.630%	1/1/35	2,610,000	2,610,000	(a)(b)(c)
Home Ownership, SPA-TD Bank N.A.	0.630%	7/1/33	1,275,000	1,275,000	(a)(b)(c)
North Carolina State Medical Care Commission Hospital Revenue, Southeastern Regional Medical Center, LOC-Branch Banking & Trust	0.630%	6/1/37	2,205,000	2,205,000	(a)(b)
North Carolina State Medical Care Commission, Health Care Facilities Revenue:
First Mortgage Deerfield, LOC-Branch Banking & Trust	0.630%	11/1/38	5,000,000	5,000,000	(a)(b)
Novant Health Group, SPA-JPMorgan Chase	0.570%	11/1/34	3,465,000	3,465,000	(a)(b)
Total North Carolina				36,035,000
North Dakota — 0.1%
North Dakota State Housing Finance Agency Revenue, Housing Finance Program, Home Mortgage Finance, SPA-FHLB	0.610%	7/1/39	1,900,000	1,900,000	(a)(b)
Ohio — 2.6%
Franklin County, OH, Hospital Facilities Revenue, Various Improvement, Nationwide Children’s Hospital Inc.	0.550%	11/1/45	5,000,000	5,000,000	(a)(b)

See Notes to Financial Statements.

38	Tax Free Reserves Portfolio 2016 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Ohio State University Revenue	0.610%	12/1/34	$23,200,000	$23,200,000	(a)(b)
Ohio State University Revenue	0.610%	12/1/39	5,000,000	5,000,000	(a)(b)
Ohio State, GO, Common Schools	0.610%	6/15/26	795,000	795,000	(a)(b)
Total Ohio				33,995,000
Oregon — 1.5%
Oregon State Facilities Authority Revenue, Peacehealth, LOC-U.S. Bank N.A.	0.580%	8/1/34	800,000	800,000	(a)(b)
Oregon State Housing & Community Services Department, Housing Development Revenue, Revenue Redwood Park Apartments, LIQ-FNMA, LOC-FNMA	0.650%	10/15/38	5,300,000	5,300,000	(a)(b)(c)
Oregon State Housing & Community Services Department, Mortgage Revenue, Single-Family Mortgage Program, SPA-State Street Bank & Trust Co.	0.620%	7/1/45	6,600,000	6,600,000	(a)(b)(c)
Oregon State, GO:
Veterans Welfare, SPA-U.S. Bank N.A.	0.580%	6/1/28	2,945,000	2,945,000	(a)(b)
Veterans Welfare, SPA-U.S. Bank N.A.	0.580%	12/1/41	3,900,000	3,900,000	(a)(b)
Total Oregon				19,545,000
Pennsylvania — 4.7%
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York Mellon	0.600%	12/1/37	14,100,000	14,100,000	(a)(b)
Allegheny County, PA, IDA Revenue:
Education Center Watson, LOC-PNC Bank N.A.	0.590%	5/1/31	3,000,000	3,000,000	(a)(b)
Western Pennsylvania School for Blind Children, SPA-PNC Bank N.A.	0.580%	7/1/31	5,000,000	5,000,000	(a)(b)
Butler County, PA, General Authority Revenue, School District Erie Project, LOC-PNC Bank N.A.	0.590%	9/1/29	6,620,000	6,620,000	(a)(b)
Emmaus, PA, General Authority Revenue, Local Government Subordinated, LOC-U.S. Bank N.A.	0.650%	3/1/24	1,500,000	1,500,000	(a)(b)
Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.590%	11/1/26	5,365,000	5,365,000	(a)(b)
Montgomery County, PA , GO, SPA-U.S. Bank N.A.	0.560%	8/15/24	11,225,000	11,225,000	(a)(b)
Montgomery County, PA, IDA Revenue, Friends’ Central School Corp. Project, LOC-Wells Fargo Bank N.A.	0.570%	3/1/32	910,000	910,000	(a)(b)
Pennsylvania State Housing Finance Agency Revenue, Building Development, SPA-PNC Bank N.A.	0.600%	1/1/34	4,465,000	4,465,000	(a)(b)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue, SPA-Sumitomo Mitsui Banking	0.660%	4/1/26	6,490,000	6,490,000	(a)(b)(c)
Philadelphia, PA, Authority For Industrial Development Revenue, Gift of Life Donor Programme Project, LOC-Commerce Bank N.A.	0.570%	12/1/34	1,200,000	1,200,000	(a)(b)
Ridley, PA, School District, GO, LOC-TD Bank N.A.	0.610%	11/1/29	2,320,000	2,320,000	(a)(b)
Total Pennsylvania				62,195,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Annual Report	39

Schedule of investments (cont’d)

August 31, 2016

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Rhode Island — 0.2%
Rhode Island State Health & Educational Building Corp., Revenue, Higher Education Facilities-Brown University, SPA-Northern Trust Co.	0.540%	9/1/43	$2,470,000	$2,470,000	(a)(b)
South Carolina — 0.7%
North Charleston, SC, COP, Public Facilities Convention Project, LOC-Bank of America N.A.	0.570%	9/1/19	1,715,000	1,715,000	(a)(b)
South Carolina Jobs EDA, IDR, South Carolina Electric & Gas Co., LOC-TD Bank N.A.	0.600%	12/1/38	6,930,000	6,930,000	(a)(b)(c)
Total South Carolina				8,645,000
South Dakota — 0.2%
South Dakota State Housing Development Authority, MFH Revenue, Country Meadows Apartments Project, LIQ-FHLMC	0.600%	1/1/44	2,420,000	2,420,000	(a)(b)
Tennessee — 0.4%
Blount County, TN, Public Building Authority Revenue, Local Government Public Improvement, GTD, LOC-Branch Banking & Trust	0.690%	6/1/39	4,730,000	4,730,000	(a)(b)
Texas — 4.4%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Methodist Hospital	0.600%	12/1/24	2,495,000	2,495,000	(a)(b)
Methodist Hospital	0.600%	12/1/27	4,375,000	4,375,000	(a)(b)
Harris County, TX, Cultural Educational Facilities Finance Corp., TECP	0.550%	9/13/16	15,000,000	15,000,000
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.600%	12/1/41	10,900,000	10,900,000	(a)(b)
Rockwall, TX, ISD, GO, School Building, PSF-GTD, SPA-Wells Fargo Bank N.A.	0.570%	8/1/37	12,000,000	12,000,000	(a)(b)
San Antonio, TX, Educational Facilities Corp. Revenue, Higher Education, Trinity University	0.600%	6/1/33	12,000,000	12,000,000	(a)(b)
University of Texas, TX, Permanent University Fund Revenue	0.550%	7/1/38	885,000	885,000	(a)(b)
Total Texas				57,655,000
Utah — 0.1%
Utah State Housing Corp. Single Family Mortgage Revenue, SPA-JPMorgan Chase	0.710%	1/1/34	2,000,000	2,000,000	(a)(b)(c)
Vermont — 1.1%
Vermont Educational & Health Buildings Financing Agency Revenue, Southwestern Vermont Medical Center, LOC-TD Bank N.A.	0.620%	10/1/38	600,000	600,000	(a)(b)
Vermont Housing Finance Agency, Student Housing Facilities Revenue, West Block University Vermont Project, LOC-Sovereign Bank N.A.	0.610%	7/1/37	14,100,000	14,100,000	(a)(b)
Total Vermont				14,700,000

See Notes to Financial Statements.

40	Tax Free Reserves Portfolio 2016 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Virginia — 1.6%
Fauquier County, VA, IDA Revenue, Highland School Project, LOC-Branch Banking & Trust	0.630%	12/1/33	$3,075,000	$3,075,000	(a)(b)
Loudoun County, VA, Sanitation Authority Water & Sewer Revenue, Parity Indebtedness, SPA-Bank of America N.A.	0.570%	1/1/30	3,995,000	3,995,000	(a)(b)
Lynchburg, VA, IDA Revenue:
Central Health Inc., NATL, LOC-Branch Banking & Trust Series F	0.630%	1/1/35	7,065,000	7,065,000	(a)(b)
Central Health Inc., NATL, LOC-Branch Banking & Trust Series B	0.630%	1/1/35	6,550,000	6,550,000	(a)(b)
Total Virginia				20,685,000
Washington — 1.5%
King County, WA, GO, SPA-State Street Bank & Trust Co.	0.650%	1/1/40	5,000,000	5,000,000	(a)(b)
Olympia, WA, Economic Development Corp. Revenue, Spring Air Northwest Project, LOC-U.S. Bank N.A.	0.650%	11/1/23	865,000	865,000	(a)(b)(c)
Washington State Economic Development Finance Authority Revenue:
B&H Dental Laboratory Project, LOC-U.S. Bank N.A.	0.690%	10/1/22	1,050,000	1,050,000	(a)(b)(c)
Lyn-Tron Project, LOC-U.S. Bank N.A.	0.690%	10/1/22	1,605,000	1,605,000	(a)(b)(c)
Washington State HFC, Non-Profit Housing Revenue:
Overlake School Project, LOC-Wells Fargo Bank N.A.	0.570%	10/1/29	1,230,000	1,230,000	(a)(b)
Overlake School Project, LOC-Wells Fargo Bank N.A.	0.570%	10/1/29	400,000	400,000	(a)(b)
Panorama City Project, LOC-Wells Fargo Bank N.A.	0.670%	1/1/27	5,500,000	5,500,000	(a)(b)
Washington State Higher EFA Revenue, Seattle University Project, LOC-U.S. Bank N.A.	0.610%	5/1/28	4,255,000	4,255,000	(a)(b)
Total Washington				19,905,000
West Virginia — 1.7%
West Virginia State, EDA, Solid Waste Disposal Facilities Revenue, Appalachian Power Co., LOC-Sumitomo Mitsui Banking	0.570%	12/1/42	22,800,000	22,800,000	(a)(b)
Wyoming — 0.1%
Sweetwater Country, WY, PCR, Pacific Corp., LOC-Bank of Nova Scotia	0.640%	12/1/20	1,200,000	1,200,000	(a)(b)
Uinta County, WY, PCR, Chevron USA Inc. Project	0.600%	8/15/20	100,000	100,000	(a)(b)
Total Wyoming				1,300,000
Total Investments — 98.9% (Cost — $1,300,345,631#)				1,300,345,631
Other Assets in Excess of Liabilities — 1.1%				14,190,935
Total Net Assets — 100.0%				$1,314,536,566

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Annual Report	41

Schedule of investments (cont’d)

August 31, 2016

Tax Free Reserves Portfolio

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
CIL	— Corporation for Independent Living
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PSF	— Permanent School Fund
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
TRAN	— Tax and Revenue Anticipation Note
USD	— Unified School District

See Notes to Financial Statements.

42	Tax Free Reserves Portfolio 2016 Annual Report

Tax Free Reserves Portfolio

Ratings Table* (unaudited)
Standard & Poor’s/Moody’s/Fitch**
A-1	68.3%
VMIG 1	18.1
SP-1	4.8
MIG 1	1.5
P-1	1.4
F-1	1.3
AAA/Aaa	0.1
NR***	4.5
100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

***	The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Annual Report	43

Statement of assets and liabilities

August 31, 2016

Assets:
Investments, at value	$1,300,345,631
Cash	145,444
Receivable for securities sold	12,102,784
Interest receivable	2,096,338
Total Assets	1,314,690,197

Liabilities:
Trustees’ fees payable	2,250
Accrued expenses	151,381
Total Liabilities	153,631
Total Net Assets	$1,314,536,566

Represented by:
Paid-in capital	$1,314,536,566

See Notes to Financial Statements.

44	Tax Free Reserves Portfolio 2016 Annual Report

Statement of operations

For the Year Ended August 31, 2016

Investment Income:
Interest	$2,994,636

Expenses:
Investment management fee (Note 2)	2,012,341
Fund accounting fees	112,245
Legal fees	70,956
Custody fees	65,939
Audit and tax fees	45,230
Trustees’ fees	25,109
Miscellaneous expenses	56,106
Total Expenses	2,387,926
Less: Fee waivers and/or expense reimbursements (Note 2)	(2,014,834)
Net Expenses	373,092
Net Investment Income	2,621,544
Net Realized Loss on Investments	(7,910)
Increase in Net Assets from Operations	$2,613,634

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Annual Report	45

Statements of changes in net assets

For the Years Ended August 31,	2016	2015

Operations:
Net investment income	$2,621,544	$408,060
Net realized gain (loss)	(7,910)	4
Increase in Net Assets From Operations	2,613,634	408,064

Capital Transactions:
Proceeds from contributions	1,754,567,514	1,473,822,622
Value of withdrawals	(1,703,685,041)	(1,428,059,265)
In-kind capital contribution (Note 3)	—	541,229,678
Increase in Net Assets From Capital Transaction	50,882,473	586,993,035
Increase in Net Assets	53,496,107	587,401,099

Net Assets:
Beginning of year	1,261,040,459	673,639,360
End of year	$1,314,536,566	$1,261,040,459

See Notes to Financial Statements.

46	Tax Free Reserves Portfolio 2016 Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended August 31:
	2016	2015	2014	2013	2012

Net assets, end of year (millions)	$1,315	$1,261	$674	$1,068	$1,561
Total return[1]	0.19%	0.05%	0.03%	0.05%	0.11%

Ratios to average net assets:
Gross expenses	0.18%	0.18%	0.19%	0.17%	0.17%
Net expenses[2,3]	0.03	0.03	0.09	0.13	0.15
Net investment income	0.20	0.05	0.02	0.05	0.12

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]

The investment manager has voluntarily agreed to waive and/or reimburse 0.15% of Portfolio expenses. This arrangement may be reduced or terminated under certain circumstances. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to August 18, 2014, as a result of a voluntary expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxed, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.15%.

[3]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Annual Report	47

Notes to financial statements

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2016, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

48	Tax Free Reserves Portfolio 2016 Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$1,300,345,631	—	$1,300,345,631

†	See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(d) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Portfolio’s investments may be dependent in part on the credit quality of the institutions supporting the Portfolio’s investments and changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(e) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

Tax Free Reserves Portfolio 2016 Annual Report	49

Notes to financial statements (cont’d)

(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2016, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.15% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

LMPFA has voluntarily agreed to waive and/or reimburse 0.15% of Portfolio expenses. This arrangement may be reduced or terminated under certain circumstances. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the year ended August 31, 2016, fees waived and/or expenses reimbursed amounted to $2,014,834.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Portfolio is permitted to purchase or sell securities from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or

50	Tax Free Reserves Portfolio 2016 Annual Report

sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2016, such purchase and sale transactions were $1,511,840,032 and $1,197,156,697, respectively.

3. Investments

On July 24, 2015, Western Asset Institutional AMT Free Municipal Money Market Fund transferred all of its investable assets, with a value of $540,906,314 to the Portfolio in exchange for an interest in the Portfolio. In addition, Western Asset Institutional AMT Free Municipal Money Market Fund transferred cash of $18,698 and interest receivables of $304,666. The transaction was structured to qualify as a tax free exchange of assets into a partnership.

4. Derivative instruments and hedging activities

During the year ended August 31, 2016, the Portfolio did not invest in derivative instruments.

5. Money market fund reform

The U.S. Securities and Exchange Commission has adopted certain reforms to the rules that govern money market funds (the “Reforms”). Under the Reforms, the Portfolio will be allowed to continue to use the special pricing and valuation conventions that allow its feeder funds to facilitate a constant share price of $1.00 if it meets the requirements of a retail money market fund. To meet these requirements, only accounts beneficially owned by natural persons (retail investors) may be invested in the Holders of interests of the Portfolio. The Portfolio may consider itself a retail money market fund if all of its feeder funds are qualified retail money market funds and have policies and procedures in place to ensure that all shares of each feeder fund are beneficially owned by natural persons. In addition, no later than October 14, 2016, the Portfolio may impose fees upon the withdrawal of interests or temporarily suspend the withdrawal of interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors. The Reforms require that feeder funds pass through to their investors such fees or gate imposed by a master fund in which a fund invests.

Tax Free Reserves Portfolio 2016 Annual Report	51

Report of independent registered public accounting firm

The Board of Trustees and Investors

Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of Tax Free Reserves Portfolio (the “Portfolio”), a series of Master Portfolio Trust, including the schedule of investments, as of August 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2016, by correspondence with the custodian and broker or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Free Reserves Portfolio as of August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 20, 2016

52	Tax Free Reserves Portfolio 2016 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The Trustees and Officers of the Fund also serve as the Trustees and Officers of the Portfolio. Information about the Trustees and Officers of the Fund can be found on pages 22 through 27 of this report.

Tax Free Reserves Portfolio	53

Western Asset

Tax Free Reserves

Trustees

Elliott J. Berv*

Chairman

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

*	Effective February 10, 2016, Mr. Berv became Chairman.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Tax Free Reserves

The Fund is a separate investment series of Legg Mason Partners Money Market Trust, a Maryland statutory trust.

Western Asset Tax Free Reserves

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-203-703-6002.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) at www.leggmason.com/moneymarketfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Tax Free Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE ANNUAL REPORT

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010353 10/16 SR16-2882

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2015 and August 31, 2016 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $157,118 in 2015 and $175,309 in 2016.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2015 and $6,000 in 2016.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Equity Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Period.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $25,000 in 2015 and $21,740 in 2016. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Legg Mason Partners Money Market Trust were $0 in 2015 and $0 in 2016.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisor, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Money Market Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph(c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Money Market Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2015 and 2016; Tax Fees were 100% and 100% for 2015 and 2016; and Other Fees were 100% and 100% for 2015 and 2016.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Money Market Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Money Market Trust during the reporting period were $0 in 2016.

(h) Yes. Legg Mason Partners Money Market Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Money Market Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	October 24, 2016